10-K Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,489,408			$ 2,533,435
Less accumulated depreciation, depletion and amortization	1,174,195	$ 1,097,387	$ 1,038,730	1,221,966
Net property, plant and equipment	1,315,213	1,250,310	989,745	$ 1,311,469
Depreciation	113,600	93,900	$ 82,300
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	150,809	149,066
Aggregate reserves
Property, Plant and Equipment [Line Items]
Property, plant and equipment	592,097	584,683
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 165,833	149,262
Weighted Average Depreciable Life in Years	21 years
Machinery, vehicles and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,492,506	1,414,260
Weighted Average Depreciable Life in Years	12 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 88,163	$ 50,426